Long-term Debt - Schedule of Long-Term Debt (Detail) - Seaspan [Member] - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Long-term debt, gross	$ 3,246,400,000	$ 3,597,300,000
Deferred financing fees	(34,800,000)	(24,100,000)
Long-term debt	3,060,600,000	3,487,500,000
Current portion of long-term debt	(363,700,000)	(722,600,000)
Long-term debt Non Current	2,696,900,000	2,764,900,000
Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Long-term debt, gross	867,000,000	788,200,000
Long-term debt	867,000,000
Term Loan Credit Facilities [Member]
Debt Instrument [Line Items]
Long-term debt, gross	1,799,400,000	2,158,700,000
Fair value adjustment on term loan credit facilities	(100,000)	(2,300,000)
Long-term debt	1,799,400,000
Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Long-term debt, gross	80,000,000	400,400,000
Long-term debt	80,000,000	400,396,000
2025 Notes and 2026 Notes [Member]
Debt Instrument [Line Items]
Long-term debt, gross	500,000,000	250,000,000
Debt discount on 2025 Notes and 2026 Notes	(150,900,000)	(83,400,000)
Long-term debt	$ 349,106,000	$ 166,608,000